Borrowings (Details 4) - Corporate Note [Member] - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, ending	$ 85,244,538	$ 98,057,000
Opening of the exchange offer		78,937,268
Reopening of the exchange offer		105,860,538
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Deb structure, ending	14,721	19,989
Fixed Rate Par Note Maturity 2022 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, ending	0	98,057,000
Opening of the exchange offer		26,231,000
Reopening of the exchange offer		20,616,000
Fixed Rate Par Note Maturity 2022 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Deb structure, ending	0	19,989
Fixed Rate Par Note Maturity 2024 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, ending	30,000,000	0
Opening of the exchange offer		0
Reopening of the exchange offer		30,000,000
Fixed Rate Par Note Maturity 2024 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Deb structure, ending	5,141	0
Fixed Rate Par Note Maturity 2025 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, ending	55,244,538	0
Opening of the exchange offer		52,706,268
Reopening of the exchange offer		55,244,538
Fixed Rate Par Note Maturity 2025 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Deb structure, ending	$ 9,580	$ 0